Interest and Finance Costs, Net	6 Months Ended
Jun. 30, 2019
Interest And Finance Costs Net
Interest and Finance Costs, Net
12.	Interest and Finance Costs, net:

The amounts in the accompanying unaudited interim consolidated statements of comprehensive loss are analyzed as follows:

	Six Months Ended June 30,
	2018	2019
Interest on long-term debt (Note 7)	$1,591	$2,606
Interest on promissory note (Note 3)	99	168
Amortization and write-off of financing costs	146	131
Total	$1,836	$2,905

Out of the total interest charged during the six month period ended June 30, 2019, $112 will be paid in cash and the remaining $56 will be settled in common shares (please refer to Note 14).